Acquisitions of and investment in businesses - Access Respiratory Home Care, LLC - Narratives (Details) - Access Respiratory Home Care, LLC - USD ($)		12 Months Ended
	Jun. 01, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 6,595,000
Cash consideration	$ 5,347,000		$ 1,248,000
Discount rate	3.40%
Fair value of holdback consideration	$ 1,248,000
Reduction of hold back part of purchase consideration treated as reduction to goodwill		$ 180,000
Professional fees in conjunction with the acquisition	$ 99,000